Major acquisitions and Disposals (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended			12 Months Ended		6 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010 Vale Fertilizantes S.A	Dec. 31, 2010 Vale Fosfatados	Jun. 30, 2012 Vale Coal Colombia Ltd.	Jun. 30, 2012 Empreendimentos Brasileiros de Mineracao S. A. (EBM)	Jun. 30, 2012 Fertilizers Businesses	Dec. 31, 2011 Fertilizers Businesses
Business acquisition
Business acquisition percentage of total capital acquired					78.92%	100.00%
Voting capital acquired (as a percent)					99.83%			10.46%
Purchase price										$ 5,795
Voting capital (as a percent)	51.00%	51.00%
Outstanding balance of the initially recognized deferred tax liability	(1,236)	(1,236)							1,236
Proceeds from other assets including future compromises							121
Gain (loss) on sale of assets	(377)	(377)	1,513				355
Ownership percentage before acquisition								96.70%
Ownership percentage after acquisition								98.30%
Non-controlling interest in Stockholders Equity	$ 1,613	$ 1,613		$ 1,894				$ 62